Fair Value Measurements - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Gross	$ 567,000	$ 615,000
Fair Value, Inputs, Level 2 [Member] | Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Gross	567,000	615,000
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 8,824
Total Liabilities		$ (2,666)